Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthew 25 Fund
Entity Central Index Key	0001003839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
MATTHEW 25 FUND
Shareholder Report [Line Items]
Fund Name	MATTHEW 25 FUND
Class Name	Matthew 25 Fund
Trading Symbol	MXXVX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://www.matthew25fund.com/. You can also request this information by contacting us at 1-888-M25-FUND.

Additional Information Phone Number	1-888-M25-FUND
Additional Information Website	https://www.matthew25fund.com/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Matthew 25 Fund	$55.50	1.11%

*Annualized

Expenses Paid, Amount	$ 55.50
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	22.95%	9.41%	8.73%
S&P 500 Index	24.56%	15.03%	12.85%

Net Assets	$ 289,800,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 1,399,689
Investment Company, Portfolio Turnover	16.70%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $289.8 MILLION
PORTFOLIO HOLDINGS: 23
PORTFOLIO TURNOVER: 16.70%
ADVISORY FEES PAID BY FUND: $1,399,689

Largest Holdings [Text Block]

top ten holdings

1.	Nvidia Corp.	15.98%
2.	FedEx Corp.	10.71%
3.	Amazon.com, Inc.	7.83%
4.	Federal Agricultural Mortgage Corp. *	7.61%
5.	Goldman Sachs Group, Inc.	6.41%
6.	Park Hotels & Resorts, Inc.	5.04%
7.	Tesla, Inc.	4.95%
8.	JP Morgan Chase & Co.	4.89%
9.	Apple, Inc.	4.83%
10.	Berkshire Hathaway, Inc. Class A	4.65%
	Total % of Net Assets	72.90%
* Indicates a combined position.

Material Fund Change [Text Block]	As of April 26, 2024, the Matthew 25 Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-888-M25-FUND
Updated Prospectus Web Address	https://www.matthew25fund.com/